UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 26, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:	$169,899	(thousands)


List of Other Included Managers:

NONE











Voting


Market Value
Investment
Other
Authority
Security
Cusip
(x $1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$1,798
153,700
Sole
None
153,700
ALLTEL CORP COM
020039103
$2,415
43,989
Sole
None
43,989
ALTRIA GROUP INC COM
02209s103
$344
7,310
Sole
None
7,310
AMERICAN EXPRESS CO COM
025816109
$1,057
20,540
Sole
None
20,540
AMERICAN INTL GROUP COM
026874107
$1,662
24,439
Sole
None
24,439
BAKER HUGHES INC COM
057224107
$1,583
36,200
Sole
None
36,200
BANKAMERICA CORP NEW COM
060505104
$596
13,748
Sole
None
13,748
BEAZER HOMES USA INC COM
07556Q105
$2,684
25,112
Sole
None
25,112
BIG LOTS INC COM
089302103
$2,204
180,250
Sole
None
180,250
BJS WHOLESALE CLUB INC COM
05548J106
$2,729
99,825
Sole
None
99,825
BRIGHT HORIZON FAMILY COM
109195107
$2,614
48,150
Sole
None
48,150
BRINKER INTL INC COM
109641100
$3,080
98,870
Sole
None
98,870
BRISTOL MYERS SQUIBB COM
110122108
$1,858
78,505
Sole
None
78,505
BRITISH PETE PLC AMERN SH
055622104
$906
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,608
56,444
Sole
None
56,444
CATERPILLAR INC DEL COM
149123101
$209
2,600
Sole
None
2,600
CENDANT CORP COM
151313103
$3,973
183,953
Sole
None
183,953
CENTEX CORP COM
152312104
$1,736
34,400
Sole
None
34,400
CHEVRONTEXACO CORP COM
166764100
$666
12,412
Sole
None
12,412
CISCO SYS INC COM
17275R102
$2,268
125,324
Sole
None
125,324
CITIGROUP INC COM
172967101
$1,592
36,076
Sole
None
36,076
COMCAST CORP CL A
20030n101
$2,689
95,225
Sole
None
95,225
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$102
10,936
Sole
None
10,936
DISNEY WALT CO COM
254687106
$3,222
142,890
Sole
None
142,890
DUKE REALTY INVT INC COM NEW
264411505
$1,801
54,250
Sole
None
54,250
E M C CORP MASS COM
268648102
$311
26,978
Sole
None
26,978
EASTMAN KODAK CO COM
277461109
$1,773
55,020
Sole
None
55,020
EOG RES INC COM
26875P101
$3,198
48,565
Sole
None
48,565
ESTEE LAUDER
518439104
$2,717
65,000
Sole
None
65,000
EXXON CORP COM
30231G102
$1,115
23,077
Sole
None
23,077
FIRSTMERIT CORP COM
337915102
$2,655
100,947
Sole
None
100,947
FRANKLIN RES INC COM
354613101
$3,233
57,975
Sole
None
57,975
GATX CORP COM
361448103
$2,593
97,275
Sole
None
97,275
GENCORP INC COM
368682100
$2,487
183,569
Sole
None
183,569
GENERAL ELEC CO COM
369604103
$3,805
113,326
Sole
None
113,326
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$331
9,200
Sole
None
9,200
HALLIBURTON CO COM
406216101
$2,585
76,735
Sole
None
76,735
HCA-THE HEALTHCARE COMPANY
404119109
$2,698
70,727
Sole
None
70,727
HEWLETT-PACKARD
428236103
$2,468
131,604
Sole
None
131,604
HILFIGER TOMMY CORP ORD
G8915Z102
$1,309
132,650
Sole
None
132,650
HORACE MANN EDUCTR CP COM
440327104
$1,195
67,950
Sole
None
67,950
INTEL CORP COM
458140100
$2,688
134,011
Sole
None
134,011
INTERNATIONAL BUS MACH COM
459200101
$390
4,548
Sole
None
4,548
ITT INDS INC IND COM
450911102
$1,664
20,800
Sole
None
20,800
J P MORGAN CHASE & CO COM
46625H100
$1,261
31,727
Sole
None
31,727
JDS UNIPHASE CORP COM
46612J101
$41
12,155
Sole
None
12,155
KENNAMETAL INC COM
489170100
$2,842
62,950
Sole
None
62,950
KIMBERLY CLARK CORP COM
494368103
$398
6,156
Sole
None
6,156
LEHMAN BROS HLDGS INC COM
524908100
$3,584
44,960
Sole
None
44,960
LOEWS CORP COM
540424108
$1,300
22,224
Sole
None
22,224
LUBRIZOL CORP COM
549271104
$931
26,900
Sole
None
26,900
MAGELLAN MIDSTREAM PRT COM
UNIT RP LP
559080106
$444
8,075
Sole
None
8,075
MEADWESTVACO CORP COM
583334107
$255
7,998
Sole
None
7,998
MERCK & CO INC COM
589331107
$2,233
67,654
Sole
None
67,654
MICROSOFT CORP COM
594918104
$402
14,556
Sole
None
14,556
MILLS CORP COM
601148109
$2,268
43,725
Sole
None
43,725
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$366
7,421
Sole
None
7,421
MOTOROLA
620076109
$2,655
147,190
Sole
None
147,190
NATIONAL CITY CORP COM
635405103
$575
14,879
Sole
None
14,879
NATIONAL SEMICONDUCTOR COM
637640103
$1,946
125,650
Sole
None
125,650
NATIONWIDE FINL SVCS CL A
638612101
$1,993
56,775
Sole
None
56,775
NEWFIELD EXPL CO COM
651290108
$1,991
32,513
Sole
None
32,513
NORDSON CORP COM
655663102
$3,048
88,780
Sole
None
88,780
NORDSTROM INC
655664100
$4,413
115,390
Sole
None
115,390
NORTHROP GRUMMAN CORP
COM
666807102
$2,720
50,994
Sole
None
50,994
OHIO SVGS FINL CORP COM
677502106
$582
82
Sole
None
82
OMNICARE INC COM
681904108
$1,021
36,000
Sole
None
36,000
ORACLE SYSTEMS
68389X105
$1,978
175,330
Sole
None
175,330
OWENS & MINOR INC NEW COM
690732102
$3,061
120,504
Sole
None
120,504
PFIZER INC COM
717081103
$1,260
41,185
Sole
None
41,185
PROCTER & GAMBLE CO COM
742718109
$296
5,468
Sole
None
5,468
PROGRESSIVE CORP OHIO COM
743315103
$6,435
75,929
Sole
None
75,929
QUALITY DINING INC COM
74756P105
$75
24,200
Sole
None
24,200
SCHLUMBERGER LTD COM
806857108
$3,529
52,435
Sole
None
52,435
SCUDDER NEW ASIA FD COM
811183102
$900
68,425
Sole
None
68,425
SIMON PPTY GROUP NEW COM
828806109
$2,025
37,768
Sole
None
37,768
ST PAUL TRAVELERS INC COM
792860108
$2,604
78,768
Sole
None
78,768
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$3,356
72,297
Sole
None
72,297
STERIS CORP COM
859152100
$2,548
116,127
Sole
None
116,127
TENET HEALTHCARE CORP COM
88033G100
$899
83,300
Sole
None
83,300
TERADYNE INC COM
880770102
$1,039
77,550
Sole
None
77,550
TETRA TECH INC NEW COM
88162G103
$1,925
151,935
Sole
None
151,935
TIME WARNER INC COM
887317105
$2,960
183,375
Sole
None
183,375
TJX COS INC NEW COM
872540109
$602
27,300
Sole
None
27,300
TOYS R US INC COM
892335100
$1,719
96,900
Sole
None
96,900
TRANSOCEAN SEDCO FOREX INC
g90078109
$2,586
72,267
Sole
None
72,267
UBS AG ORD
H8920M855
$346
4,919
Sole
None
4,919
WACHOVIA CORP 2ND NEW COM
929903102
$2,450
52,193
Sole
None
52,193
WEBMD CORP COM
94769M105
$101
14,450
Sole
None
14,450
WEBSENSE INC COM
947684106
$2,053
49,275
Sole
None
49,275
WILD OATS MARKETS INC COM
96808B107
$2,272
262,909
Sole
None
262,909


$169,899